                         SUPPLEMENT DATED JULY 1, 2005
TO THE HARTFORD MUTUAL FUNDS CLASS A, B, AND C SHARES PROSPECTUS DATED MARCH 1,
             2005 (AS SUPPLEMENTED JUNE 1, 2005) (THE "PROSPECTUS")

(1) Effective July 1, 2005, the minimum investment in The Hartford Capital Appreciation Fund shall be $1,000. Accordingly, in the Prospectus on page 166, under the heading "About Your Account; Opening an Account", number 2 shall read as follows:

     2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

       - non-retirement accounts: $1,000 per fund

       - retirement accounts: $1,000 per fund

       - Automatic Investment Plans: $50 to open. You must invest at least $50 per month in each fund.

       - subsequent investments: $50 per fund

     In addition, in the Prospectus on page 167 under "Buying Shares", the following changes are made:

       1. In the section entitled "On the Web," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       2. In the section entitled "On the Phone," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       3. In the section entitled "By Exchange," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

(2) With respect to The Hartford Equity Income Fund, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Accordingly, on page 20 of the Prospectus under "Your Expenses", footnote (3) following the expense table shall read as follows:

      HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses you may pay if you buy and hold Class A, Class B and Class C shares of the fund is 0.55%, 1.40%, and 1.22%, respectively.

     In addition, on page 148 of the Prospectus, under "Management Fees," the current footnote for The Hartford Equity Income Fund is deleted and the following footnote is inserted:

      *HIFSCO has voluntarily agreed to waive management fees until October 31, 2005.

(3) Effective May 26, 2005, Patrick J. Hennigan no longer serves as the Assistant Portfolio Manager of The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, or The Hartford Tax-Free New York Fund. In the prospectus under "Management of the Funds, Portfolio Managers of the Funds," beginning on page 156, the disclosure under the "The Hartford Tax-Free California Fund," "The Hartford Tax-Free Minnesota Fund," "The Hartford Tax-Free National Fund," and "The Hartford Tax-Free New York Fund" referring to Mr. Hennigan is deleted.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                         SUPPLEMENT DATED JULY 1, 2005
     TO THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2005 (AS
                 SUPPLEMENTED JUNE 15, 2005) (THE "PROSPECTUS")

Effective July 1, 2005, the following changes are made in the Prospectus on pages 68-69 under "Buying Shares":

       1. In the section entitled "On the Web," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       2. In the section entitled "On the Phone," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       3. In the section entitled "By Exchange," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                         SUPPLEMENT DATED JULY 1, 2005
 TO THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2005 (AS
                 SUPPLEMENTED JUNE 1, 2005) (THE "PROSPECTUS")

(1) With respect to The Hartford Equity Income Fund, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Accordingly, on page 20 of the Prospectus under "Your Expenses", footnote (1) following the expense table shall read as follows:

        HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses you may pay if you buy and hold Class Y shares of the fund is 0.11%.

     In addition, on page 133 of the Prospectus under "Management Fees" the current footnote for The Hartford Equity Income Fund is deleted and the following footnote is inserted:

        *HIFSCO has voluntarily agreed to waive management fees until October 31, 2005.

(2) Effective May 26, 2005, Patrick J. Hennigan no longer serves as the Assistant Portfolio Manager of The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, or The Hartford Tax-Free New York Fund. In the prospectus under "Management of the Funds, Portfolio Managers of the Funds," beginning on page 141, the disclosure under the "The Hartford Tax-Free California Fund," "The Hartford Tax-Free Minnesota Fund," "The Hartford Tax-Free National Fund," and "The Hartford Tax-Free New York Fund" referring to Mr. Hennigan is deleted.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                         SUPPLEMENT DATED JULY 1, 2005
TO THE HARTFORD MUTUAL FUNDS CLASS L,E,H,M,N,Z SHARES PROSPECTUS DATED MARCH 1,
                            2005 (THE "PROSPECTUS")

(1) Effective July 1, 2005, the following changes are made in the Prospectus on pages 37-38 under "Buying Shares":

       1. In the section entitled "On the Web," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       2. In the section entitled "On the Phone," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       3. In the section entitled "By Exchange," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

(2) Effective May 26, 2005, Patrick J. Hennigan no longer serves as the Assistant Portfolio Manager of The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, or The Hartford Tax-Free New York Fund. In the prospectus under "Management of the Funds, Portfolio Managers of the Funds," beginning on page 28, the disclosure under the "The Hartford Tax-Free California Fund," "The Hartford Tax-Free Minnesota Fund," "The Hartford Tax-Free National Fund," and "The Hartford Tax-Free New York Fund" referring to Mr. Hennigan is deleted.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                         SUPPLEMENT DATED JULY 1, 2005
  TO THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED
                       MARCH 15, 2005) (THE "PROSPECTUS")

(1) Effective July 1, 2005, the following changes are made in the Prospectus on pages 54-55 under "Buying Shares":

       1. In the section entitled "On the Web," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       2. In the section entitled "On the Phone," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       3. In the section entitled "By Exchange," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

(2) With respect to The Hartford Equity Income Fund, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Accordingly, on page 18 of the Prospectus under "Your Expenses", footnote (3) following the expense table shall read as follows:

       HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses you may pay if you buy and hold Class A, Class B and Class C shares of the fund is 0.55%, 1.40%, and 1.22%, respectively.

     In addition, on page 41 of the Prospectus, under "Management Fees," the current footnote for The Hartford Equity Income Fund is deleted and the following footnote is inserted:

      *HIFSCO has voluntarily agreed to waive management fees until October 31, 2005.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                         SUPPLEMENT DATED JULY 1, 2005
 TO THE HARTFORD TAX-FREE FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2005 (AS
                 SUPPLEMENTED JUNE 15, 2005) (THE "PROSPECTUS")

(1) Effective July 1, 2005, the following changes are made in the Prospectus on pages 42-43 under "Buying Shares":

       1. In the section entitled "On the Web," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       2. In the section entitled "On the Phone," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       3. In the section entitled "By Exchange," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

(2) Effective May 26, 2005, Patrick J. Hennigan no longer serves as the Assistant Portfolio Manager of The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, or The Hartford Tax-Free New York Fund. In the prospectus under "Management of the Funds, Portfolio Managers of the Funds," beginning on page 30, the disclosure under the "The Hartford Tax-Free California Fund," "The Hartford Tax-Free Minnesota Fund," "The Hartford Tax-Free National Fund," and "The Hartford Tax-Free New York Fund" referring to Mr. Hennigan is deleted.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                         SUPPLEMENT DATED JULY 1, 2005
 TO THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS DATED MARCH 1,
            2005 (AS SUPPLEMENTED JUNE 15, 2005) (THE "PROSPECTUS")

Effective July 1, 2005, the minimum investment in The Hartford Capital Appreciation Fund shall be $1,000. Accordingly, in the Prospectus on page 51 under the heading "About Your Account; Opening an Account", number 2 shall read as follows:

     2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

       - non-retirement accounts: $1,000 per fund

       - retirement accounts: $1,000 per fund

       - Automatic Investment Plans: $50 to open. You must invest at least $50 per month in each fund.

       - subsequent investments: $50 per fund

     In addition, in the Prospectus on pages 52-53 under "Buying Shares", the following changes are made:

       1. In the section entitled "On the Web," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       2. In the section entitled "On the Phone," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

       3. In the section entitled "By Exchange," the last sentence shall read as follows: "Note: The minimum amount when exchanging into a new fund is $1,000 per fund."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                         SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
                        THE HARTFORD MUTUAL FUNDS, INC.
                CLASS A, CLASS B, CLASS C AND CLASS Y SHARES AND
                       THE HARTFORD MUTUAL FUNDS II, INC.
             CLASS A, CLASS B, CLASS C, CLASS E, CLASS H, CLASS L,
                  CLASS M, CLASS N, CLASS Y AND CLASS Z SHARES
         DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005) (THE "SAI")

(1) With respect to The Hartford Equity Income Fund, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Accordingly, on page 83 of the SAI under "Investment Management Arrangements -- Investment Management Fees" in the management fee rates table for the Equity Income Fund, the current footnote is deleted and following footnote is inserted:

        *** HIFSCO has voluntarily agreed to waive management fees for Equity Income Fund until October 31, 2005.

     In addition, on page 90 of the SAI under "Investment Management Arrangements" in the table showing limits to fund operating expenses, the current footnote for the Equity Income Fund is deleted and following footnote is inserted:

        ** HIFSCO has voluntarily agreed to waive management fees until October 31, 2005.

(2) Effective May 26, 2005, Patrick J. Hennigan no longer serves as the Assistant Portfolio Manager of The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, or The Hartford Tax-Free New York Fund. Accordingly, on page 101 of the SAI under "Portfolio Managers -- Other Accounts Sub-advised by Hartford Investment Management," the disclosure referring to Mr. Hennigan is deleted.

In addition, on page 105 of the SAI under "Portfolio Managers -- Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment Management," the disclosure referring to Mr. Hennigan is deleted.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.